Employee Benefit Plans (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Matching contributions to 401(k) plan cost	$ 178	$ 115	$ 112
Post-retirement Benefits Plan
Benefit expense	10	11	15
Benefit obligation	158	131
Deferred Compensation Plans - Directors
Benefit expense	15	17	20
Benefit obligation	261	287
Deferred Compensation Plans - Executive Officers
Benefit expense	120	32	41
Benefit obligation	$ 766	$ 715